Subsequent Events (Details) - Related party - USD ($) $ in Millions	Apr. 24, 2025	Apr. 15, 2025	Apr. 14, 2025	Apr. 03, 2025	Mar. 07, 2025	Feb. 13, 2025	Feb. 12, 2025	Jan. 23, 2025	Jan. 07, 2025	Jan. 02, 2025
Unsecured promissory note | Liminatus Pharma, LLC
Subsequent Events
Additional advances	$ 4.3			$ 4.3	$ 4.3	$ 4.3			$ 4.3
Amantes January 2025 Loans
Subsequent Events
Debt interest rate								6.00%		6.00%
Subsequent event | Amantes | Amantes January 2025 Loans | Liminatus Pharma, LLC
Subsequent Events
Face amount of debt								$ 0.3		$ 0.3
Debt interest rate								6.00%		6.00%
Subsequent event | Prophase | Prophase February 2025 Loan | Liminatus Pharma, LLC
Subsequent Events
Face amount of debt							$ 0.2
Debt interest rate							6.00%
Subsequent event | Prophase | Prophase March 2025 Loan | Liminatus Pharma, LLC
Subsequent Events
Face amount of debt					$ 0.2
Debt interest rate					6.00%
Subsequent event | Prophase | Prophase April 2025 Loan | Liminatus Pharma, LLC
Subsequent Events
Face amount of debt		$ 3.6	$ 3.6	$ 3.6
Debt interest rate		6.00%	6.00%	6.00%